EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
Titan Project (1)
US$
2022
Carrying amount at June 30, 2021	504,750
Additions	1,926,479
Carrying amount at June 30, 2022	2,431,229

2021
Carrying amount at incorporation	-
Additions	504,750
Carrying amount at June 30, 2021 (2)	504,750

Notes:

(1)
At June 30, 2022, the Titan Project comprised of approximately 11,071 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 453 acres are owned and approximately 10,618 acres are subject to exclusive option agreements. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.

(2)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.